Noncontrolling Interests	12 Months Ended
May. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interests
NONCONTROLLING INTERESTS

For the years ended May 31, 2015, 2014 and 2013, net income included in the consolidated statements of changes in equity is reconciled to net income presented in the consolidated statements of income as follows:

	2015	2014	2013

	(in thousands)
Net income attributable to Global Payments	$278,040	$245,286	$216,125
Net income attributable to nonredeemable noncontrolling interests	31,075	24,666	20,774
Subtotal per statement of changes in equity	309,115	269,952	236,899
Net income attributable to redeemable noncontrolling interest	—	—	1,814
Net income	$309,115	$269,952	$238,713

The following table is the reconciliation of net income attributable to noncontrolling interests to comprehensive income attributable to noncontrolling interests for the years ended May 31, 2015 and May 31, 2014:

	2015	2014	2013

	(in thousands)
Net income attributable to noncontrolling interests, net of tax	$31,075	$24,666	$22,588
Foreign currency translation attributable to nonredeemable noncontrolling interests	(28,597)	7,054	7,217
Foreign currency translation attributable to redeemable noncontrolling interest	—	—	573
Comprehensive income attributable to noncontrolling interests, net of tax	$2,478	$31,720	$30,378

The following table details the components of redeemable noncontrolling interest for the year ended May 31, 2013:

2013
(in thousands)
Beginning balance	$144,422
Net income attributable to redeemable noncontrolling interest	1,814
Foreign currency translation adjustment	573
Decrease in the maximum redemption amount of redeemable noncontrolling interest	(817)
Derecognition of redeemable noncontrolling interest	(145,992)
Ending balance	$—